GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL
Schedule of goodwill

	December 31,
	2018	2019
	RMB	RMB

Cost	16,537	16,558
Less: Accumulated impairment losses	(7,861)	(7,861)
	8,676	8,697

Schedule of goodwill allocated to cash-generating units

		December 31,
	Principal activities	2018	2019
		RMB	RMB

Sinopec Zhenhai Refining and Chemical Branch (“Sinopec Zhenhai”)	Manufacturing of intermediate petrochemical products and petroleum products	4,043	4,043
Shanghai SECCO Petrochemical Company Limited ("Shanghai SECCO") (Note 35)	Production and sale of petrochemical products	2,541	2,541
Sinopec Beijing Yanshan Petrochemical Branch (“Sinopec Yanshan”)	Manufacturing of intermediate petrochemical products and petroleum products	1,004	1,004
Other units without individually significant goodwill		1,088	1,109
		8,676	8,697